Label	Element	Value
Invesco QQQ Equal Weight ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco QQQ Equal Weight ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1.
The following disclosure replaces similar disclosure in the first paragraph of the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the sections titled Summary Information – Principal Investment Strategies and Additional Information About the Fund’s Strategies and Risks - Nasdaq-100 Equal Weighted™ Index of the Fund’s Statutory Prospectus:
The Nasdaq-100® is designed to include securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
Please Retain This Supplement For Future Reference.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED APRIL 30, 2026, TO THE
PROSPECTUSES DATED March 11, 2026, OF:
Invesco QQQ Equal Weight ETF (QEW)
(the “Fund”)
Nasdaq, Inc. (“Nasdaq”), the index provider of the Nasdaq-100 Equal Weighted™ Index, the Fund’s underlying index (the “Underlying Index”), has announced certain changes to the methodology of the Nasdaq-100 Index® (the “Nasdaq-100®”), which take effect on May 1, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows: